Events After the Reporting Period - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares	32,939,000	32,479,000
Proceeds from issue of share capital	£ 2,033
Non Adjusting Event After Reporting Date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares	323,986
Proceeds from issue of share capital	£ 1,500